CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) /INCOME	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) /INCOME
Revenues	$ 298,240,268	¥ 2,076,289,101	¥ 1,477,781,304	¥ 769,368,001
Cost of revenues	(228,351,654)	(1,589,738,548)	(1,279,155,847)	(714,669,718)
Gross profit	69,888,614	486,550,553	198,625,457	54,698,283
Operating expenses:
Selling and marketing expenses	(26,267,993)	(182,872,514)	(150,150,872)	(83,064,894)
Research and development expenses	(9,650,859)	(67,187,348)	(91,811,892)	(39,492,743)
General and administrative expenses	(11,436,060)	(79,615,561)	(272,464,481)	(74,799,105)
Total operating expenses	(47,354,912)	(329,675,423)	(514,427,245)	(197,356,742)
Government grants	4,285,353	29,833,770	1,395,200	833,000
Operating (loss) / income	26,819,055	186,708,900	(314,406,588)	(141,825,459)
Changes in fair value of a convertible loan | ¥			(34,499,858)	(43,006,399)
Interest expenses	(1,637,076)	(11,396,998)	(7,721,675)	(3,153,521)
Interest income	2,427,359	16,898,785	2,998,796	1,006,972
Investment income	874,548	6,088,425	4,601,849	2,315,536
(Loss) / income before income taxes	28,483,886	198,299,112	(349,027,476)	(184,662,871)
Income tax expenses	(1,179,916)	(8,214,341)	0	0
Net (loss) / income	27,303,970	190,084,771	(349,027,476)	(184,662,871)
Other comprehensive income / (loss)
Foreign currency translation adjustment, net of nil income taxes	1,275,931	8,882,775	(28,436,867)	9,994,461
Unrealized gain on available for sale securities, net income taxes of nil, nil and RMB2,034,081 for the year 2017, 2018 and 2019, respectively	876,532	6,102,242	4,655,556	2,415,901
Less: reclassification adjustment for gain on available for sale securities realized in net income, net income taxes of nil, nil and RMB1,522,106 for the year 2017, 2018 and 2019, respectively	(655,911)	(4,566,319)	(4,601,849)	(2,315,536)
Comprehensive (loss) / income	$ 28,800,522	¥ 200,503,469	¥ (377,410,636)	¥ (174,568,045)
Net (loss) / income per ordinary share
Basic (In dollars per share) | (per share)	$ 0.18	¥ 1.28	¥ (5.30)	¥ (7.02)
Diluted (In dollars per share) | (per share)	$ 0.18	¥ 1.24	¥ (5.30)	¥ (7.02)
Weighted average number of ordinary shares and ordinary shares equivalents outstanding used in computing net (loss) / income per ordinary share
Basic	149,025,166	149,025,166	65,834,876	26,295,181
Diluted	153,248,188	153,248,188	65,834,876	26,295,181